Income Taxes - Summary of Temporary Differences Giving Rise to Deferred Income Tax Liabilities (Assets) (Parenthetical) (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability	$ 2,856	$ 145	$ 1,714
Venezuela [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability				$ 1,107